Calvert
International Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Australia — 4.7%
Afterpay, Ltd.(1)	9,386	$ 566,606
APA Group	48,708	356,337
ASX, Ltd.	7,622	515,127
Australia & New Zealand Banking Group, Ltd.	111,040	2,224,279
BlueScope Steel, Ltd.	46,792	714,343
Brambles, Ltd.	60,859	470,825
Cochlear, Ltd.	2,658	417,174
Coles Group, Ltd.	60,980	795,672
Commonwealth Bank of Australia	64,725	4,758,018
Computershare, Ltd.	19,984	290,910
CSL, Ltd.	19,075	4,034,367
Domino's Pizza Enterprises, Ltd.	3,149	270,283
Endeavour Group, Ltd.	64,075	314,439
Insurance Australia Group, Ltd.	93,184	288,779
Macquarie Group, Ltd.	14,549	2,174,861
Magellan Financial Group, Ltd.(2)	4,082	63,077
National Australia Bank, Ltd.	127,390	2,674,821
Qantas Airways, Ltd.(1)	36,704	133,891
QBE Insurance Group, Ltd.	54,289	448,304
Ramsay Health Care, Ltd.	8,544	444,032
REA Group, Ltd.	1,852	225,836
Reece, Ltd.	13,514	265,769
Seek, Ltd.	13,742	327,605
Sonic Healthcare, Ltd.	18,823	638,407
Suncorp Group, Ltd.	48,105	387,297
Sydney Airport(1)	58,712	370,677
Telstra Corp., Ltd.	181,568	551,821
TPG Telecom, Ltd.(2)	10,500	44,988
Transurban Group	131,280	1,318,615
Wesfarmers, Ltd.	55,340	2,387,723
Westpac Banking Corp.	141,769	2,199,335
WiseTech Global, Ltd.	5,923	251,203
Woolworths Group, Ltd.	63,546	1,756,636
		$32,682,057
Austria — 0.2%
Erste Group Bank AG	12,334	$578,222
Raiffeisen Bank International AG	4,769	140,068
Verbund AG	3,030	340,524
Voestalpine AG	11,691	424,187
		$1,483,001
Belgium — 0.7%
Ageas S.A./NV	5,466	$283,069
Anheuser-Busch InBev S.A./NV	31,501	1,899,194
Security	Shares	Value
Belgium (continued)
D'Ieteren Group	524	$ 102,150
Elia Group S.A./NV	1,052	138,660
Etablissements Franz Colruyt NV	1,557	66,067
Groupe Bruxelles Lambert S.A.	2,997	334,725
KBC Group NV	7,573	650,681
Proximus S.A.	3,652	71,323
Sofina S.A.	417	204,833
Solvay S.A.	2,508	291,570
UCB S.A.	4,181	477,161
Umicore S.A.	6,023	245,705
		$4,765,138
Canada — 8.8%
Air Canada(1)(2)	14,593	$243,765
Algonquin Power & Utilities Corp.	29,610	427,665
Alimentation Couche-Tard, Inc.	43,224	1,811,038
Bank of Montreal	26,401	2,842,446
Bank of Nova Scotia (The)	49,241	3,485,934
BCE, Inc.	13,157	684,503
Brookfield Asset Management Reinsurance Partners, Ltd., Class A(2)	334	20,976
Brookfield Asset Management, Inc., Class A	59,501	3,593,250
BRP, Inc.	1,369	119,914
CAE, Inc.(1)	14,152	357,003
Canadian Imperial Bank of Commerce	18,487	2,154,953
Canadian National Railway Co.	27,419	3,368,010
Canadian Pacific Railway, Ltd.	30,635	2,203,385
Canadian Tire Corp., Ltd., Class A	2,243	321,728
CCL Industries, Inc., Class B	6,028	323,238
CGI, Inc.(1)	9,073	802,257
Constellation Software, Inc.	861	1,597,467
Dollarama, Inc.	12,431	622,164
Empire Co., Ltd.	9,138	278,413
FirstService Corp.	1,634	321,129
George Weston, Ltd.	3,499	405,679
GFL Environmental, Inc.	7,802	295,007
Gildan Activewear, Inc.	7,981	338,370
Great-West Lifeco, Inc.	9,759	292,859
Hydro One, Ltd.(3)	13,919	362,128
IGM Financial, Inc.	2,863	103,253
Intact Financial Corp.	7,315	950,814
Loblaw Cos., Ltd.	8,443	691,753
Lundin Mining Corp.	61,547	480,718
Magna International, Inc.	12,526	1,013,854
Manulife Financial Corp.	77,308	1,473,494
Metro, Inc.	12,544	667,585
National Bank of Canada	13,887	1,058,747

Calvert
International Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Canada (continued)
Northland Power, Inc.	9,501	$ 285,041
Nutrien, Ltd.	25,278	1,900,022
Open Text Corp.	11,663	553,576
Power Corp. of Canada	22,091	729,992
Quebecor, Inc., Class B	6,493	146,547
Rogers Communications, Inc., Class B	14,766	703,076
Royal Bank of Canada	51,175	5,431,237
Saputo, Inc.	11,212	252,612
Shaw Communications, Inc., Class B	18,446	559,818
Shopify, Inc., Class A(1)	4,107	5,656,941
Sun Life Financial, Inc.(2)	23,574	1,312,183
TELUS Corp.	20,655	486,432
TFI International, Inc.	3,514	394,111
Thomson Reuters Corp.	8,091	967,568
Toromont Industries, Ltd.	3,522	318,413
Toronto-Dominion Bank (The)	65,864	5,049,599
Waste Connections, Inc.(4)	1,922	261,911
Waste Connections, Inc.(4)	9,814	1,337,550
West Fraser Timber Co., Ltd.	4,031	384,569
WSP Global, Inc.	5,188	753,131
		$61,197,828
China — 0.0%(5)
Airtac International Group	4,000	$146,875
		$146,875
Denmark — 2.3%
Ambu A/S, Class B	6,568	$173,354
AP Moller - Maersk A/S, Class B	271	967,284
Ascendis Pharma A/S ADR(1)	1,837	247,132
Carlsberg A/S, Class B	3,785	653,472
Chr. Hansen Holding A/S	3,866	304,835
Coloplast A/S, Class B	4,362	768,040
Danske Bank A/S	18,639	321,783
Demant A/S(1)	2,665	136,464
DSV A/S	7,327	1,707,398
Genmab A/S(1)	2,048	817,465
GN Store Nord A/S	3,970	249,101
H Lundbeck A/S	1,661	42,767
Novo Nordisk A/S, Class B	54,284	6,097,497
Novozymes A/S, Class B	6,512	534,699
Orsted A/S(3)	6,533	836,662
Pandora A/S	3,279	407,878
ROCKWOOL International A/S, Class B	364	158,951
Tryg A/S	10,501	259,140
Vestas Wind Systems A/S	33,092	1,007,821
		$15,691,743
Security	Shares	Value
Finland — 1.2%
Elisa Oyj	4,919	$ 302,892
Kesko Oyj, Class B	12,085	402,802
Kone Oyj, Class B	10,766	772,554
Metso Outotec Oyj	28,190	299,382
Neste Oyj	34,454	1,695,680
Nokia Oyj(1)	180,665	1,144,275
Nordea Bank Abp	113,107	1,379,741
Sampo Oyj, Class A	15,345	767,987
Stora Enso Oyj, Class R	24,137	442,995
UPM-Kymmene Oyj	17,813	677,760
Valmet Oyj	5,179	222,053
Wartsila Oyj Abp	17,591	246,727
		$8,354,848
France — 8.8%
Accor S.A.(1)	7,714	$250,037
Aeroports de Paris(1)	1,084	139,840
Air Liquide S.A.	17,043	2,972,372
Alstom S.A.	10,659	378,506
Amundi S.A.(3)	1,651	136,182
Arkema S.A.	2,499	352,720
Atos SE	3,396	143,860
AXA S.A.	74,164	2,207,362
BioMerieux	1,531	217,735
BNP Paribas S.A.	34,983	2,418,761
Bouygues S.A.	7,389	264,497
Bureau Veritas S.A.	11,310	375,480
Capgemini SE	5,666	1,388,626
Carrefour S.A.	23,618	433,000
Cie de Saint-Gobain	31,328	2,203,817
Cie Generale des Etablissements Michelin SCA	5,919	969,439
CNP Assurances	4,175	103,269
Credit Agricole S.A.	39,668	565,559
Danone S.A.	26,536	1,649,463
Dassault Systemes SE	23,399	1,388,622
Edenred	9,919	458,043
Eiffage S.A.	3,115	321,168
Engie S.A.	64,640	957,020
EssilorLuxottica S.A.	10,439	2,222,221
Eurazeo SE	954	83,232
Eurofins Scientific SE	5,301	656,749
Faurecia SE	4,839	230,220
Getlink SE	15,664	259,432
Hermes International	1,168	2,040,932
Ipsen S.A.	1,186	108,531
JC Decaux S.A.(1)	3,190	79,869
Kering S.A.	2,460	1,973,785

Calvert
International Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
Legrand S.A.	9,330	$ 1,092,739
L'Oreal S.A.	7,860	3,747,748
LVMH Moet Hennessy Louis Vuitton SE	8,843	7,308,152
Orange S.A.	74,165	792,244
Orpea S.A.	2,169	217,525
Pernod-Ricard S.A.	8,312	1,999,681
Publicis Groupe S.A.	9,127	614,923
Renault S.A.(1)	6,041	209,564
Rexel S.A.	7,765	157,260
Safran S.A.	12,221	1,496,134
Sanofi	39,719	3,985,561
Sartorius Stedim Biotech	903	495,933
Schneider Electric SE	19,114	3,757,724
SEB S.A.	846	131,833
Societe Generale S.A.	26,488	910,358
Sodexo S.A.	3,292	288,603
SOITEC(1)	911	223,205
Suez S.A.	13,061	294,436
Teleperformance	1,925	860,621
Thales S.A.	3,637	309,387
Ubisoft Entertainment S.A.(1)	3,388	165,267
Valeo	9,007	271,618
Veolia Environnement S.A.	24,582	902,747
Vinci S.A.	18,701	1,975,102
Vivendi SE	29,332	396,771
Wendel SE	814	97,538
Worldline S.A.(1)(3)	8,021	446,450
		$61,099,473
Germany — 6.9%
adidas AG	6,538	$1,882,586
Allianz SE	14,421	3,401,317
Aroundtown S.A.	43,811	264,284
Bayerische Motoren Werke AG	12,694	1,269,936
Bechtle AG	3,003	213,692
Beiersdorf AG	3,592	368,198
Brenntag SE	6,203	560,155
Carl Zeiss Meditec AG	1,348	282,778
Commerzbank AG(1)	37,623	284,640
Continental AG(1)	4,234	444,847
Covestro AG(3)	6,989	430,159
CTS Eventim AG & Co. KGaA(1)	2,415	176,519
Daimler AG	35,136	2,684,536
Daimler Truck Holding AG(1)	17,568	645,838
Delivery Hero SE(1)(3)	6,862	759,558
Deutsche Boerse AG	6,552	1,094,016
Deutsche Lufthansa AG(1)	23,500	164,546
Security	Shares	Value
Germany (continued)
Deutsche Post AG	38,849	$ 2,498,797
Deutsche Telekom AG	122,300	2,259,797
DWS Group GmbH & Co. KGaA(3)	746	30,083
Evonik Industries AG	6,874	222,068
Evotec SE(1)	5,183	250,203
Fielmann AG	992	66,597
Fraport AG Frankfurt Airport Services Worldwide(1)	1,848	123,736
Fresenius Medical Care AG & Co. KGaA	7,743	501,965
Fresenius SE & Co. KGaA	15,190	610,538
FUCHS PETROLUB SE	5,567	195,026
GEA Group AG	6,939	379,004
Hannover Rueck SE	1,943	368,386
HeidelbergCement AG	13,604	920,678
Hella GmbH & Co. KGaA	1,943	136,485
Hella GmbH & Co. KGaA	1,685	114,335
HelloFresh SE(1)	5,650	433,005
Henkel AG & Co. KGaA	3,193	248,898
Infineon Technologies AG	49,554	2,281,390
KION Group AG	2,729	298,077
Knorr-Bremse AG	2,564	253,232
Lanxess AG	2,841	175,684
LEG Immobilien SE	2,667	371,840
Merck KGaA	4,884	1,256,443
MTU Aero Engines AG	2,130	432,483
Muenchener Rueckversicherungs-Gesellschaft AG	4,783	1,411,983
Nemetschek SE	1,872	239,361
Puma SE	3,739	456,622
Rational AG	167	170,802
RTL Group S.A.	1,167	61,853
SAP SE	39,536	5,564,277
Schaeffler AG, PFC Shares	2,570	21,247
Scout24 SE(3)	2,847	198,795
Siemens AG	29,087	5,037,949
Siemens Energy AG(1)	16,011	408,509
Siemens Healthineers AG(3)	10,383	774,148
Symrise AG	5,312	785,616
Talanx AG	1,695	81,728
TeamViewer AG(1)	5,343	71,696
Telefonica Deutschland Holding AG	24,343	67,522
ThyssenKrupp AG(1)	40,878	447,843
TUI AG(1)	50,692	160,066
Uniper SE	3,536	167,890
United Internet AG	3,162	125,362
Vitesco Technologies Group AG(1)	735	36,045
Volkswagen AG	1,053	307,827
Vonovia SE	30,760	1,694,942
Wacker Chemie AG	444	66,006

Calvert
International Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Germany (continued)
Zalando SE(1)(3)	8,247	$ 664,349
		$ 48,378,793
Hong Kong — 2.1%
AIA Group, Ltd.	442,383	$ 4,464,901
BOC Hong Kong Holdings, Ltd.	135,350	443,881
Chow Tai Fook Jewellery Group, Ltd.	88,600	159,646
CK Asset Holdings, Ltd.	89,500	564,563
Fosun International, Ltd.	209,000	225,575
Hang Lung Properties, Ltd.	64,000	131,773
Hang Seng Bank, Ltd.	27,679	506,846
Henderson Land Development Co., Ltd.	55,355	236,121
HKT Trust & HKT, Ltd.	119,000	159,897
Hong Kong Exchanges & Clearing, Ltd.	46,999	2,748,688
Hongkong Land Holdings, Ltd.	49,100	255,301
Man Wah Holdings, Ltd.	51,200	79,398
MTR Corp., Ltd.	70,876	380,466
New World Development Co., Ltd.	53,250	210,831
Orient Overseas International, Ltd.	3,000	73,743
Shenzhou International Group Holdings, Ltd.	32,300	625,446
Sino Land Co., Ltd.	126,000	156,890
Sun Hung Kai Properties, Ltd.	75,801	919,788
Swire Pacific, Ltd., Class A	22,393	127,371
Swire Properties, Ltd.	49,200	123,338
Techtronic Industries Co., Ltd.	50,493	1,006,573
WH Group, Ltd.(3)	333,541	209,381
Wharf Holdings, Ltd. (The)	68,779	211,270
Wharf Real Estate Investment Co., Ltd.	65,000	330,281
Xinyi Glass Holdings, Ltd.	249,000	623,701
		$14,975,669
Ireland — 1.6%
AIB Group PLC(1)	18,337	$44,682
Aon PLC, Class A	9,101	2,735,397
Bank of Ireland Group PLC(1)	32,654	184,935
CRH PLC	45,642	2,416,288
DCC PLC	9,123	746,838
ICON PLC(1)	2,564	794,071
James Hardie Industries PLC CDI	41,914	1,687,128
Kerry Group PLC, Class A	5,670	731,519
Kingspan Group PLC	13,233	1,578,498
Smurfit Kappa Group PLC	8,892	489,753
		$11,409,109
Israel — 0.5%
Azrieli Group, Ltd.	3,586	$342,142
Bank Hapoalim B.M.	40,650	418,368
Security	Shares	Value
Israel (continued)
Bank Leumi Le-Israel B.M.	48,611	$ 521,402
Check Point Software Technologies, Ltd.(1)	3,924	457,382
Fiverr International, Ltd.(1)(2)	1,059	120,408
Mizrahi Tefahot Bank, Ltd.	6,119	235,647
Nice, Ltd.(1)	2,403	728,723
Wix.com, Ltd.(1)	2,136	337,039
		$ 3,161,111
Italy — 1.8%
A2A SpA	77,405	$150,833
Amplifon SpA	5,653	304,177
Assicurazioni Generali SpA	44,691	944,532
Banca Mediolanum SpA	8,796	86,715
De' Longhi SpA	2,114	75,628
DiaSorin SpA	912	173,504
Enel SpA	371,858	2,973,405
FinecoBank Banca Fineco SpA	25,254	442,261
Hera SpA	31,012	128,897
Infrastrutture Wireless Italiane SpA(3)	17,407	211,078
Interpump Group SpA	3,366	246,562
Intesa Sanpaolo SpA	730,861	1,887,758
Mediobanca Banca di Credito Finanziario SpA	35,129	403,298
Moncler SpA	9,058	654,606
Poste Italiane SpA(3)	18,779	246,010
PRADA SpA	21,000	134,469
Prysmian SpA	13,503	507,931
Recordati Industria Chimica e Farmaceutica SpA	4,557	292,623
Snam SpA	93,664	564,155
Telecom Italia SpA	498,725	245,361
Terna - Rete Elettrica Nazionale(2)	69,654	563,476
UniCredit SpA	90,226	1,386,895
UnipolSai Assicurazioni SpA	13,800	38,843
		$12,663,017
Japan — 16.8%
Acom Co., Ltd.	15,000	$43,183
Advantest Corp.	7,300	691,304
AEON Co., Ltd.	23,079	543,884
AGC, Inc.	18,055	862,543
Aisin Corp.	6,700	257,063
Ajinomoto Co., Inc.	20,708	630,395
ANA Holdings, Inc.(1)	5,956	124,509
Asahi Group Holdings, Ltd.	20,300	790,254
Asahi Kasei Corp.	48,300	455,003
Astellas Pharma, Inc.	67,771	1,103,009
Bandai Namco Holdings, Inc.	6,975	545,364
Bridgestone Corp.	21,200	910,172

Calvert
International Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Canon, Inc.	37,068	$ 904,224
Capcom Co., Ltd.	6,300	148,373
Central Japan Railway Co.	8,467	1,126,720
Chugai Pharmaceutical Co., Ltd.	23,556	767,831
CyberAgent, Inc.	16,900	281,720
Dai Nippon Printing Co., Ltd.	9,329	234,781
Daifuku Co., Ltd.	3,700	302,567
Dai-ichi Life Holdings, Inc.	34,494	695,743
Daiichi Sankyo Co., Ltd.	62,739	1,596,796
Daikin Industries, Ltd.	9,200	2,083,976
Daito Trust Construction Co., Ltd.	2,300	263,859
Daiwa House Industry Co., Ltd.	20,292	583,173
Daiwa Securities Group, Inc.	51,800	292,307
Denso Corp.	20,947	1,735,895
Dentsu Group, Inc.	9,200	327,458
Disco Corp.	1,100	336,218
East Japan Railway Co.	11,826	727,009
Eisai Co., Ltd.	8,725	495,299
FANUC Corp.	7,451	1,583,799
Fast Retailing Co., Ltd.	1,942	1,103,919
Fuji Electric Co., Ltd.	5,100	278,603
Fujitsu, Ltd.	7,248	1,245,398
GMO Payment Gateway, Inc.	1,600	199,243
Hamamatsu Photonics K.K.	5,021	320,691
Hankyu Hanshin Holdings, Inc.	9,100	258,611
Hikari Tsushin, Inc.	600	92,405
Hitachi Construction Machinery Co., Ltd.	4,400	127,138
Hitachi Metals, Ltd.(1)	14,500	268,671
HOYA Corp.	14,587	2,164,590
Hulic Co., Ltd.	19,700	187,337
Ibiden Co., Ltd.	4,100	243,481
Iida Group Holdings Co., Ltd.	4,200	97,681
Isuzu Motors, Ltd.	19,900	247,685
Itochu Techno-Solutions Corp.	2,900	93,286
Japan Exchange Group, Inc.	16,000	350,550
JSR Corp.	7,600	288,826
Kajima Corp.	16,900	194,224
Kansai Paint Co., Ltd.	6,400	139,174
Kao Corp.	16,563	867,476
KDDI Corp.	59,118	1,728,829
Keio Corp.	4,423	195,152
Keyence Corp.	7,300	4,589,934
Kikkoman Corp.	6,109	514,445
Kintetsu Group Holdings Co., Ltd.(1)	6,105	170,663
Kobayashi Pharmaceutical Co., Ltd.	1,500	117,986
Komatsu, Ltd.	35,146	821,924
Kose Corp.	1,331	150,991
Security	Shares	Value
Japan (continued)
Kubota Corp.	36,294	$ 807,035
Kyowa Kirin Co., Ltd.	9,606	261,914
Lixil Corp.	9,900	264,102
M3, Inc.	15,600	786,573
Makita Corp.	7,192	305,298
MEIJI Holdings Co., Ltd.	5,071	302,707
Mercari, Inc.(1)	3,900	198,422
MINEBEA MITSUMI, Inc.	13,200	375,060
MISUMI Group, Inc.	11,500	472,443
Mitsubishi Chemical Holdings Corp.	59,060	438,070
Mitsubishi Electric Corp.	69,507	882,255
Mitsubishi Estate Co., Ltd.	55,408	768,647
Mitsubishi HC Capital, Inc.	16,900	83,613
Mitsubishi Heavy Industries, Ltd.	11,000	254,324
Mitsubishi UFJ Financial Group, Inc.(6)	401,157	2,183,206
Mitsui Chemicals, Inc.	7,000	188,161
Mitsui Fudosan Co., Ltd.	35,200	697,691
Mizuho Financial Group, Inc.	84,158	1,068,912
MS&AD Insurance Group Holdings, Inc.	16,000	492,677
Murata Manufacturing Co., Ltd.	20,353	1,623,405
Nidec Corp.	16,580	1,961,320
Nihon M&A Center Holdings, Inc.	10,700	262,462
Nintendo Co., Ltd.	4,129	1,931,782
Nippon Express Co., Ltd.	3,694	218,027
Nippon Paint Holdings Co., Ltd.	58,445	638,266
Nippon Telegraph & Telephone Corp.	51,440	1,406,795
Nippon Yusen KK	5,800	442,267
Nissan Chemical Corp.	5,200	302,432
Nissin Foods Holdings Co., Ltd.	2,799	204,280
Nitori Holdings Co., Ltd.	2,568	384,100
Nitto Denko Corp.	5,786	446,983
Nomura Holdings, Inc.	112,000	487,833
Nomura Research Institute, Ltd.	13,800	589,961
NTT Data Corp.	23,335	500,564
Obic Co., Ltd.	2,300	430,443
Odakyu Electric Railway Co., Ltd.	12,646	235,108
Olympus Corp.	52,200	1,202,021
Omron Corp.	6,882	685,773
Ono Pharmaceutical Co., Ltd.	12,622	313,725
Oracle Corp. Japan	1,026	77,949
Oriental Land Co., Ltd.	7,997	1,348,511
ORIX Corp.	42,367	864,633
Osaka Gas Co., Ltd.	12,800	211,703
Otsuka Corp.	4,388	209,231
Otsuka Holdings Co., Ltd.	15,120	550,079
Pan Pacific International Holdings Corp.	14,468	199,425
Panasonic Corp.	80,000	879,423

Calvert
International Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Rakuten Group, Inc.	28,049	$ 281,423
Recruit Holdings Co., Ltd.	61,679	3,753,518
Renesas Electronics Corp.(1)	53,900	669,476
Resona Holdings, Inc.	75,833	294,700
Ricoh Co., Ltd.	26,384	245,928
Rohm Co., Ltd.	2,876	261,628
Secom Co., Ltd.	9,300	646,222
Seiko Epson Corp.	10,800	194,512
Sekisui Chemical Co., Ltd.	14,472	242,032
Sekisui House, Ltd.	23,870	513,581
SG Holdings Co., Ltd.	21,400	501,797
Sharp Corp.	10,499	120,576
Shimadzu Corp.	9,626	406,583
Shimano, Inc.	2,472	658,341
Shin-Etsu Chemical Co., Ltd.	13,437	2,332,332
Shionogi & Co., Ltd.	9,554	672,089
Shiseido Co., Ltd.	14,097	786,422
SMC Corp.	2,232	1,508,515
SoftBank Corp.	106,300	1,342,629
SoftBank Group Corp.	45,090	2,161,621
Sompo Holdings, Inc.	10,037	423,297
Sony Group Corp.	48,000	6,061,352
Subaru Corp.	23,600	421,680
Sumco Corp.	13,800	281,006
Sumitomo Chemical Co., Ltd.	51,600	243,336
Sumitomo Dainippon Pharma Co., Ltd.	5,400	62,302
Sumitomo Electric Industries, Ltd.	33,473	436,856
Sumitomo Mitsui Financial Group, Inc.	46,653	1,593,073
Sumitomo Mitsui Trust Holdings, Inc.	10,316	344,950
Suntory Beverage & Food, Ltd.	4,800	173,822
Sysmex Corp.	6,826	921,384
T&D Holdings, Inc.	16,219	207,210
Takeda Pharmaceutical Co., Ltd.	58,752	1,604,417
TDK Corp.	14,342	559,709
Terumo Corp.	23,346	986,149
TIS, Inc.	9,300	276,545
Toho Co., Ltd.	4,200	179,728
Tokyo Century Corp.	2,400	116,504
Tokyo Electron, Ltd.	5,726	3,295,727
Tokyo Gas Co., Ltd.	13,200	236,945
Tokyu Corp.	20,832	276,934
Toray Industries, Inc.	48,050	284,679
TOTO, Ltd.	5,164	238,254
Toyota Industries Corp.	5,775	461,959
Toyota Motor Corp.	472,215	8,727,754
Trend Micro, Inc.	5,293	293,846
Unicharm Corp.	16,202	704,903
Security	Shares	Value
Japan (continued)
West Japan Railway Co.	8,810	$ 368,460
Yakult Honsha Co., Ltd.	5,686	296,634
Yamaha Corp.	4,444	219,247
Yamaha Motor Co., Ltd.	10,825	260,007
Yaskawa Electric Corp.	10,000	490,656
Z Holdings Corp.	93,900	541,802
ZOZO, Inc.	3,400	106,012
		$117,234,019
Netherlands — 5.1%
Aalberts NV	3,884	$257,547
ABN AMRO Bank NV(3)	12,830	188,597
Adyen NV(1)(3)	1,100	2,887,500
Aegon NV	67,823	337,186
AerCap Holdings NV(1)	4,171	272,867
Akzo Nobel NV	7,075	777,294
Argenx SE(1)(4)	1,586	563,994
Argenx SE(1)(4)	152	54,052
ASM International NV	1,721	759,679
ASML Holding NV	14,277	11,436,160
BE Semiconductor Industries NV	2,638	224,263
Euronext NV(3)	3,192	331,853
IMCD NV	2,066	456,592
ING Groep NV	130,603	1,815,774
JDE Peet's NV	2,297	71,097
Just Eat Takeaway.com NV(1)(3)	8,585	466,431
Koninklijke Ahold Delhaize NV	44,311	1,520,591
Koninklijke DSM NV	6,253	1,408,215
Koninklijke KPN NV	119,273	369,821
Koninklijke Philips NV	35,101	1,299,144
NN Group NV	10,074	544,805
NXP Semiconductors NV	9,647	2,197,394
Prosus NV	33,077	2,739,603
QIAGEN NV(1)	7,991	444,140
Randstad NV	4,802	327,579
Signify NV(3)	4,722	219,251
STMicroelectronics NV(4)	13,134	645,863
STMicroelectronics NV(4)	9,309	459,294
Universal Music Group NV	34,297	969,269
Wolters Kluwer NV	11,484	1,351,677
		$35,397,532
New Zealand — 0.2%
Auckland International Airport, Ltd.(1)	45,997	$242,120
Fisher & Paykel Healthcare Corp., Ltd.	17,702	396,588
Mercury NZ, Ltd.	15,966	66,888
Meridian Energy, Ltd.	38,267	127,019

Calvert
International Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
New Zealand (continued)
Xero, Ltd.(1)	4,243	$ 434,310
		$ 1,266,925
Norway — 0.7%
Adevinta ASA(1)	12,592	$ 167,273
DNB Bank ASA	36,771	841,090
Gjensidige Forsikring ASA	5,818	141,150
Mowi ASA	19,954	472,246
Norsk Hydro ASA	130,913	1,030,100
Orkla ASA	40,297	403,919
Salmar ASA	2,633	181,598
Schibsted ASA, Class A	6,750	260,244
Telenor ASA	29,260	459,939
Tomra Systems ASA	4,525	323,575
Yara International ASA	7,487	377,481
		$4,658,615
Portugal — 0.1%
EDP - Energias de Portugal S.A.	113,724	$624,720
Jeronimo Martins SGPS S.A.	12,895	294,854
		$919,574
Singapore — 0.9%
DBS Group Holdings, Ltd.	79,329	$1,921,266
Flex, Ltd.(1)	20,973	384,435
Oversea-Chinese Banking Corp., Ltd.	142,971	1,210,070
Singapore Airlines, Ltd.(1)	55,456	205,617
Singapore Exchange, Ltd.	37,800	260,932
Singapore Technologies Engineering, Ltd.	94,000	262,327
Singapore Telecommunications, Ltd.	523,112	900,527
United Overseas Bank, Ltd.	53,959	1,077,654
		$6,222,828
South Korea — 3.8%
AMOREPACIFIC Corp.	1,132	$158,860
CJ CheilJedang Corp.	305	99,361
Doosan Heavy Industries & Construction Co., Ltd.(1)	10,821	185,271
Hana Financial Group, Inc.	10,654	376,396
Hanon Systems	5,026	56,835
HMM Co., Ltd.(1)	12,666	286,512
HYBE Co., Ltd.(1)	883	258,632
Hyundai Mobis Co., Ltd.	2,559	547,004
Hyundai Motor Co.	6,211	1,090,213
Industrial Bank of Korea	7,269	62,882
Kakao Corp.	11,689	1,103,818
KB Financial Group, Inc.	14,407	666,241
Kia Corp.	10,728	740,372
Security	Shares	Value
South Korea (continued)
KT Corp.	3,517	$ 90,219
LG Chem, Ltd.	2,056	1,062,873
LG Display Co., Ltd.(1)	10,621	218,981
LG Electronics, Inc.	4,631	536,180
LG Household & Health Care, Ltd.	383	353,496
Lotte Chemical Corp.	725	132,255
NAVER Corp.	5,857	1,859,137
Netmarble Corp.(3)	635	66,694
Samsung C&T Corp.	3,853	384,992
Samsung Electro-Mechanics Co., Ltd.	2,086	345,966
Samsung Electronics Co., Ltd.	189,338	12,434,756
Samsung SDS Co., Ltd.	1,474	193,619
Shinhan Financial Group Co., Ltd.	16,087	497,073
SK Biopharmaceuticals Co., Ltd.(1)	830	67,799
SK Hynix, Inc.	22,088	2,425,983
SK Square Co., Ltd.(1)	2,883	161,036
SK Telecom Co., Ltd.	1,040	50,540
Woori Financial Group, Inc.	22,071	235,372
		$26,749,368
Spain — 2.0%
Acciona S.A.	940	$178,918
Aena SME S.A.(1)(3)	3,186	501,744
Amadeus IT Group S.A.(1)	15,481	1,047,510
Banco Bilbao Vizcaya Argentaria S.A.	220,928	1,310,319
Banco Santander S.A.	552,818	1,835,951
CaixaBank S.A.	135,617	370,457
Cellnex Telecom S.A.(3)	18,272	1,058,453
EDP Renovaveis S.A.	8,982	223,359
Enagas S.A.	22,943	532,996
Ferrovial S.A.	17,709	553,825
Grifols S.A.	14,794	284,676
Iberdrola S.A.	235,435	2,787,545
Industria de Diseno Textil S.A.	37,319	1,203,539
International Consolidated Airlines Group S.A.(1)	163,014	317,263
Mapfre S.A.	30,543	62,447
Naturgy Energy Group S.A.	12,695	412,907
Red Electrica Corp. S.A.	14,231	307,737
Siemens Gamesa Renewable Energy S.A.(1)	8,192	194,542
Telefonica S.A.(2)	175,491	760,964
		$13,945,152
Sweden — 3.4%
Alfa Laval AB	12,470	$500,914
Assa Abloy AB, Class B	37,918	1,155,778
Atlas Copco AB, Class A	38,013	2,626,730
Boliden AB	26,747	1,031,357

Calvert
International Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Sweden (continued)
Castellum AB	12,104	$ 325,479
Electrolux AB, Class B	10,084	244,231
Epiroc AB, Class A	36,571	924,726
EQT AB	12,656	686,082
Essity AB, Class B	22,390	730,469
Fastighets AB Balder, Class B(1)	3,955	284,617
H & M Hennes & Mauritz AB, Class B	26,815	526,167
Hexagon AB, Class B	74,448	1,179,297
Holmen AB, Class B	3,130	149,898
Husqvarna AB, Class B	19,098	305,356
Industrivarden AB, Class A	10,577	336,076
Indutrade AB	11,107	339,108
Investment AB Latour, Class B	4,175	169,624
Investor AB, Class B	82,064	2,059,257
Kinnevik AB, Class B(1)	9,659	343,412
L E Lundbergforetagen AB, Class B	2,909	162,979
Lifco AB, Class B	8,996	268,698
Nibe Industrier AB, Class B	62,577	945,534
Sagax AB, Class B	6,048	203,440
Sandvik AB	41,946	1,169,183
Skandinaviska Enskilda Banken AB, Class A(2)	55,275	767,414
Skanska AB, Class B	13,438	347,253
SKF AB, Class B	14,900	352,381
Spotify Technology S.A.(1)	4,851	1,135,280
Svenska Cellulosa AB SCA, Class B	26,720	474,128
Svenska Handelsbanken AB, Class A	54,945	593,842
SWECO AB, Class B	7,432	139,851
Swedbank AB, Class A	35,879	721,018
Tele2 AB, Class B	28,945	412,920
Telia Co. AB	91,182	356,609
Trelleborg AB, Class B	9,924	260,380
Volvo AB, Class B	64,751	1,497,463
		$23,726,951
Switzerland — 9.0%
ABB, Ltd.	64,207	$2,447,107
Adecco Group AG	5,865	298,865
Alcon, Inc.	17,986	1,586,461
Bachem Holding AG, Class B	245	191,846
Baloise Holding AG	1,175	191,775
Banque Cantonale Vaudoise	787	61,044
Barry Callebaut AG	148	359,292
Chocoladefabriken Lindt & Sprungli AG PC	42	581,634
Cie Financiere Richemont S.A.	16,785	2,508,263
Clariant AG(1)	7,779	161,591
Coca-Cola HBC AG	7,686	266,130
EMS-Chemie Holding AG	259	289,453
Security	Shares	Value
Switzerland (continued)
Garmin, Ltd.	5,436	$ 740,220
Geberit AG	1,107	902,353
Givaudan S.A.	328	1,720,886
Julius Baer Group, Ltd.	6,486	433,733
Kuehne & Nagel International AG	1,793	577,449
Logitech International S.A.	5,804	486,884
Lonza Group AG	2,671	2,223,842
Nestle S.A.	97,442	13,604,588
Novartis AG	78,269	6,877,652
Partners Group Holding AG	715	1,180,329
Roche Holding AG PC	25,681	10,654,049
Schindler Holding AG	631	168,627
SGS S.A.	243	810,088
SIG Combibloc Group AG	10,577	294,614
Sika AG	4,570	1,899,371
Sonova Holding AG	1,832	715,940
Straumann Holding AG	360	761,253
Swatch Group AG (The)	866	263,728
Swiss Life Holding AG	1,030	629,306
Swiss Prime Site AG	2,525	247,874
Swiss Re AG	9,117	899,971
Swisscom AG	930	524,635
TE Connectivity, Ltd.	11,537	1,861,380
Temenos AG	2,083	287,123
UBS Group AG	110,230	1,978,549
VAT Group AG(3)	908	449,935
Vifor Pharma AG	1,778	315,858
Zurich Insurance Group AG	4,717	2,066,419
		$62,520,117
Taiwan — 5.1%
Advantech Co., Ltd.	17,499	$250,153
ASE Technology Holding Co., Ltd.	117,904	455,606
AU Optronics Corp.	320,000	264,531
Cathay Financial Holding Co., Ltd.	338,357	762,268
Chailease Holding Co., Ltd.	48,606	462,332
China Development Financial Holding Corp.	466,000	294,321
China Steel Corp.	1,206,000	1,538,935
Chunghwa Telecom Co., Ltd.	143,055	602,203
CTBC Financial Holding Co., Ltd.	628,000	588,310
Delta Electronics, Inc.	64,319	638,185
E.Sun Financial Holding Co., Ltd.	390,197	395,487
Evergreen Marine Corp. Taiwan, Ltd.	91,000	466,186
Far EasTone Telecommunications Co., Ltd.	48,073	112,150
Feng TAY Enterprise Co., Ltd.	11,000	91,946
First Financial Holding Co., Ltd.	348,518	308,281
Fubon Financial Holding Co., Ltd.	253,762	698,486

Calvert
International Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Globalwafers Co., Ltd.	8,000	$ 256,289
Hotai Motor Co., Ltd.	12,000	265,904
Hua Nan Financial Holdings Co., Ltd.	292,009	223,513
Innolux Corp.	352,000	248,741
Largan Precision Co., Ltd.	4,000	355,863
MediaTek, Inc.	50,883	2,183,364
Mega Financial Holding Co., Ltd.	333,668	428,519
Nan Ya Printed Circuit Board Corp.	9,000	185,386
Nanya Technology Corp.	27,000	76,049
Novatek Microelectronics Corp.	18,000	349,529
President Chain Store Corp.	22,828	225,405
Quanta Computer, Inc.	86,398	295,069
Realtek Semiconductor Corp.	16,000	334,293
Shanghai Commercial & Savings Bank, Ltd. (The)	124,924	213,097
Taishin Financial Holding Co., Ltd.	374,171	255,978
Taiwan Cooperative Financial Holding Co., Ltd.	324,164	297,852
Taiwan Mobile Co., Ltd.	67,748	244,674
Taiwan Semiconductor Manufacturing Co., Ltd.	813,240	17,989,678
Uni-President Enterprises Corp.	211,000	522,397
United Microelectronics Corp.	428,000	1,002,706
Vanguard International Semiconductor Corp.	37,000	210,761
Wan Hai Lines, Ltd.	49,800	355,196
Yageo Corp.	13,000	224,765
Yang Ming Marine Transport Corp.(1)	71,000	308,816
Yuanta Financial Holding Co., Ltd.	292,600	267,271
		$35,250,495
United Kingdom — 12.6%
3i Group PLC	38,105	$746,982
Abrdn PLC	91,406	297,802
Admiral Group PLC	11,304	483,861
Amcor PLC	72,591	871,818
Ashtead Group PLC	19,927	1,606,406
ASOS PLC(1)	2,424	78,855
Associated British Foods PLC	17,313	473,925
AstraZeneca PLC	56,104	6,551,227
Atlassian Corp. PLC, Class A(1)	6,235	2,377,343
Auto Trader Group PLC(3)	42,790	428,536
Avast PLC(3)	30,322	249,932
AVEVA Group PLC	4,844	223,513
Aviva PLC	149,046	830,808
B&M European Value Retail S.A.	37,505	323,052
BAE Systems PLC	148,793	1,109,578
Barratt Developments PLC	47,308	480,387
Bellway PLC	6,069	275,836
Berkeley Group Holdings PLC	5,039	326,301
BT Group PLC	386,497	889,136
Security	Shares	Value
United Kingdom (continued)
Bunzl PLC	14,501	$ 566,486
Burberry Group PLC	16,176	399,260
Clarivate PLC(1)	16,703	392,855
Coca-Cola Europacific Partners PLC	9,991	558,797
Compass Group PLC(1)	92,291	2,077,810
ConvaTec Group PLC(3)	80,764	210,978
Croda International PLC	6,450	883,466
Dechra Pharmaceuticals PLC	4,958	358,338
Diageo PLC	95,142	5,201,988
DS Smith PLC	58,514	304,735
easyJet PLC(1)	11,998	91,136
Electrocomponents PLC	21,099	346,004
Farfetch, Ltd., Class A(1)	13,661	456,687
Ferguson PLC	9,382	1,666,493
GlaxoSmithKline PLC	209,564	4,562,785
Halma PLC	18,026	781,587
Hargreaves Lansdown PLC	13,222	242,970
Hikma Pharmaceuticals PLC	7,727	232,050
Howden Joinery Group PLC	25,541	312,847
HSBC Holdings PLC	765,872	4,625,299
IMI PLC	12,795	301,757
Informa PLC(1)	80,029	560,329
InterContinental Hotels Group PLC(1)	8,685	561,477
Intermediate Capital Group PLC	11,012	327,945
Intertek Group PLC	7,994	609,841
ITV PLC(1)	193,134	290,399
J Sainsbury PLC	91,169	340,787
Janus Henderson Group PLC	7,216	302,639
JD Sports Fashion PLC	112,769	332,500
Johnson Matthey PLC	8,029	223,109
Kingfisher PLC	84,412	388,273
Legal & General Group PLC	251,335	1,014,964
Liberty Global PLC, Class A(1)	22,368	620,488
Linde PLC	19,686	6,819,821
Lloyds Banking Group PLC	2,935,399	1,906,223
London Stock Exchange Group PLC	13,229	1,244,454
M&G PLC	110,446	298,791
Melrose Industries PLC	160,043	348,059
Mondi PLC	21,001	520,907
National Grid PLC	168,924	2,435,764
Next PLC	5,184	573,366
Ocado Group PLC(1)	33,118	753,479
Pearson PLC	38,763	321,568
Pennon Group PLC	11,996	189,923
Persimmon PLC	13,802	534,952
Phoenix Group Holdings PLC	28,666	253,752
Prudential PLC	111,872	1,934,585

Calvert
International Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
RELX PLC	96,508	$ 3,150,687
Rentokil Initial PLC	91,926	727,663
Rightmove PLC	40,876	441,084
Royal Mail PLC	36,204	248,222
Sage Group PLC (The)	45,157	522,509
Schroders PLC	4,435	214,066
Severn Trent PLC	10,498	419,205
Smith & Nephew PLC	37,222	649,612
Smiths Group PLC	19,323	413,614
Spirax-Sarco Engineering PLC	3,297	717,527
SSE PLC	50,488	1,128,668
St. James's Place PLC	21,161	483,576
Standard Chartered PLC	107,054	650,972
Taylor Wimpey PLC	179,763	428,578
Tesco PLC	393,105	1,547,683
Unilever PLC	94,847	5,088,205
United Utilities Group PLC	31,019	457,699
Vodafone Group PLC	1,167,395	1,758,372
Weir Group PLC (The)	12,064	279,952
Whitbread PLC(1)	10,645	433,013
WPP PLC	59,711	909,263
		$87,578,191
Total Common Stocks (identified cost $581,361,860)		$691,478,429

Rights — 0.0%(5)

Security	Shares	Value
South Korea — 0.0%(5)
Doosan Heavy Industries & Construction Co., Ltd., Exp. 2/11/22(1)	1,376	$ 5,096
Total Rights (identified cost $0)		$ 5,096

Short-Term Investments — 0.6%

Affiliated Fund — 0.5%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.06%(7)	3,682,014	$ 3,682,014
Total Affiliated Fund (identified cost $3,682,014)		$ 3,682,014

Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(8)	259,946	$ 259,946
Total Securities Lending Collateral (identified cost $259,946)		$ 259,946
Total Short-Term Investments (identified cost $3,941,960)		$ 3,941,960

Total Investments — 99.9% (identified cost $585,303,820)	$695,425,485
Other Assets, Less Liabilities — 0.1%	$ 799,504
Net Assets — 100.0%	$696,224,989

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management (CRM).
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2021. The aggregate market value of securities on loan at December 31, 2021 was $1,090,857 and the total market value of the collateral received by the Fund was $1,127,086, comprised of cash of $259,946 and U.S. government and/or agencies securities of $867,140.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $12,364,887 or 1.8% of the Fund's net assets.
(4)	Securities are traded on separate exchanges for the same entity.
(5)	Amount is less than 0.05%.
(6)	Represents an investment in an issuer that may be deemed to be an affiliate.
(7)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.
(8)	Represents investment of cash collateral received in connection with securities lending.

Calvert
International Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

At December 31, 2021, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	19.8%
Information Technology	16.3
Industrials	15.7
Consumer Discretionary	11.2
Health Care	11.2
Consumer Staples	8.6
Materials	6.6
Communication Services	5.4
Utilities	2.8
Real Estate	1.4
Energy	0.3
Total	99.3%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at December 31, 2021.
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At December 31, 2021, the value of the Fund’s investment in affiliated issuers and funds was $5,865,220, which represents 0.8% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended December 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$2,131,962	$ 228,244	$ —	$ —	$(177,000)	$2,183,206	$ —	401,157
Short-Term Investments
Calvert Cash Reserves Fund, LLC	2,410,888	33,055,395	(31,784,150)	60	(179)	3,682,014	443	3,682,014
Totals				$60	$(177,179)	$5,865,220	$443
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$32,682,057	$ —	$32,682,057
Austria	—	1,483,001	—	1,483,001
Belgium	—	4,765,138	—	4,765,138
Canada	61,197,828	—	—	61,197,828

Calvert
International Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
China	$ —	$146,875	$ —	$146,875
Denmark	247,132	15,444,611	—	15,691,743
Finland	—	8,354,848	—	8,354,848
France	—	61,099,473	—	61,099,473
Germany	760,173	47,618,620	—	48,378,793
Hong Kong	—	14,975,669	—	14,975,669
Ireland	3,529,468	7,879,641	—	11,409,109
Israel	914,829	2,246,282	—	3,161,111
Italy	—	12,663,017	—	12,663,017
Japan	—	117,234,019	—	117,234,019
Netherlands	2,914,401	32,483,131	—	35,397,532
New Zealand	—	1,266,925	—	1,266,925
Norway	—	4,658,615	—	4,658,615
Portugal	—	919,574	—	919,574
Singapore	384,435	5,838,393	—	6,222,828
South Korea	161,036	26,588,332	—	26,749,368
Spain	—	13,945,152	—	13,945,152
Sweden	1,135,280	22,591,671	—	23,726,951
Switzerland	2,601,600	59,918,517	—	62,520,117
Taiwan	—	35,250,495	—	35,250,495
United Kingdom	12,400,448	75,177,743	—	87,578,191
Total Common Stocks	$86,246,630	$605,231,799(1)	$ —	$691,478,429
Rights	$ —	$5,096	$ —	$5,096
Short-Term Investments:
Affiliated Fund	—	3,682,014	—	3,682,014
Securities Lending Collateral	259,946	—	—	259,946
Total Investments	$86,506,576	$608,918,909	$ —	$695,425,485

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.